UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Opportunities Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.0%

Security	Principal Amount (000’s omitted)	Value
Education — 8.0%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,142,650
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	253,573
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	442,279
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30(1)	2,895	3,241,416
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,200,710
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,014,711
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	523,967
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	354,471
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,072,481
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,118,851
California State University, 5.25%, 11/1/31	1,465	1,724,554
University of California, 5.00%, 5/15/16	1,350	1,374,205

		$14,463,868

Electric Utilities — 9.6%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$1,022,922
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,790,100
Los Angeles Department of Water and Power, Electric System Revenue, 5.00%, 7/1/20	2,045	2,387,865
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,133,142
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,710,652
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,306,431
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,451,017
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,505	1,660,782

		$17,462,911

Escrowed/Prerefunded — 1.0%
Tustin Community Facilities District, Prerefunded to 9/1/17, 6.00%, 9/1/37	$1,000	$1,083,770
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	665	731,560

		$1,815,330

General Obligations — 21.8%
California, 5.50%, 11/1/35	$2,500	$2,987,700
California, 6.00%, 4/1/38	1,000	1,158,430
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,500	1,604,730
Hartnell Community College District, 0.00%, 8/1/35	1,000	457,730
Hartnell Community College District, 0.00%, 8/1/36	1,750	761,092
Los Alamitos Unified School District, 5.00%, 8/1/27	550	685,141
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,342,473
Menlo Park City School District, 0.00%, 7/1/27	200	142,662
Menlo Park City School District, 0.00%, 7/1/31	500	290,495
Moreland School District, 5.00%, 8/1/22	400	483,384
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	896,017
Old Adobe Union School District, (Election of 2012), 0.00%, 8/1/23	140	115,472
Old Adobe Union School District, (Election of 2012), 0.00%, 8/1/24	145	114,080
Old Adobe Union School District, (Election of 2012), 0.00%, 8/1/28	250	160,708
Old Adobe Union School District, (Election of 2012), 0.00%, 8/1/34	360	167,130

1

Security	Principal Amount (000’s omitted)	Value
Old Adobe Union School District, (Election of 2012), 0.00%, 8/1/37	$1,265	$507,025
Old Adobe Union School District, (Election of 2012), 0.00%, 8/1/40	1,485	508,197
Old Adobe Union School District, (Election of 2012), 4.00%, 8/1/45	1,000	1,047,860
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	5,933,512
San Carlos School District, (Election of 2012), 0.00%, 10/1/27	500	336,430
San Carlos School District, (Election of 2012), 0.00%, 10/1/28	500	317,535
San Carlos School District, (Election of 2012), 0.00%, 10/1/29	500	298,900
San Carlos School District, (Election of 2012), 0.00%, 10/1/30	500	283,835
San Carlos School District, (Election of 2012), 0.00%, 10/1/31	500	267,870
San Carlos School District, (Election of 2012), 0.00%, 10/1/32	755	385,201
San Carlos School District, (Election of 2012), 0.00%, 10/1/33	1,365	657,384
San Carlos School District, (Election of 2012), 0.00%, 10/1/34	1,470	671,805
San Carlos School District, (Election of 2012), 4.00%, 10/1/45	2,500	2,627,725
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,200,300
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35(3)	2,000	2,165,800
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35(3)	1,000	1,082,900
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(4)	5,400	6,071,544
Vista Unified School District, 5.00%, 8/1/27	1,280	1,578,278
Vista Unified School District, 5.00%, 8/1/28	900	1,100,187
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,228,200

		$39,637,732

Hospital — 10.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	$1,855	$2,130,467
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,782,050
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	831,748
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,179,854
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,739,445
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,711,560
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,619,920
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	114,691
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	228,934
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	185,861
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	117,000
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	166,902
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	569,795
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,750,319
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,018,480
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,366,232

		$19,513,258

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	$1,500	$1,526,835
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	1,951,520

		$3,478,355

Insured-Lease Revenue/Certificates of Participation — 1.8%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$3,680	$2,141,723
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,180,164

		$3,321,887

Insured-Special Tax Revenue — 2.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,049,740
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	552,444
Successor Agency to Yuba City Redevelopment Agency, (AGM), 4.00%, 9/1/39	1,600	1,638,640
Successor Agency to Yuba City Redevelopment Agency, (AGM), 5.00%, 9/1/26	1,000	1,195,750

		$4,436,574

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.0%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,332,612
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,672,731
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,351,156

		$5,356,499

Lease Revenue/Certificates of Participation — 3.0%
California Public Works Board, 5.00%, 5/1/22	$1,000	$1,208,480
California Public Works Board, 5.00%, 5/1/23	1,000	1,222,520
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	3,205	3,009,495

		$5,440,495

Other Revenue — 2.7%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,447,386
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	2,022,123
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,494,233

		$4,963,742

Senior Living/Life Care — 2.4%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$700,719
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	576,430
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	889,918
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(5)	1,000	1,165,180
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(5)	250	259,017
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	843,864

		$4,435,128

Special Tax Revenue — 11.7%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$805	$911,365
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	427,948
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	684,039
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,525	1,778,257
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	305	316,517
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	659,385
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	524,636
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	505,908
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	611,697
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	402,908
Jurupa Public Financing Authority, 5.00%, 9/1/24	730	872,839
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,446,362
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	601,255
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	297,830
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	415,472
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	294,429
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	793,114

3

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	$550	$311,542
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,806,320
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,141,230
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	594,032
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	891,320
Torrance Redevelopment Agency, 5.625%, 9/1/28	805	806,288
Tustin Community Facilities District No. 06-1, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/34	1,000	1,140,570

		$21,235,263

Transportation — 13.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$4,005	$4,547,237
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,970	2,337,838
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(4)	3,080	3,493,921
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	2,000	2,439,100
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	3,770	4,295,953
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,987,435
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,141,800

		$24,243,284

Water and Sewer — 5.6%
California Department of Water Resources, 5.00%, 12/1/29	$45	$49,487
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,308,240
Metropolitan Water District of Southern California, 4.00%, 7/1/45	3,000	3,202,890
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,826,050
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,838,475

		$10,225,142

Total Tax-Exempt Municipal Securities — 99.0% (identified cost $166,765,368)		$180,029,468

Taxable Municipal Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.1%
Hartnell Community College District, 3.75%, 8/1/27	$1,965	$1,959,459

		$1,959,459

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,131,260

		$2,131,260

Insured-Special Tax Revenue — 2.7%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$235,980
Industry, Sales Tax Revenue, (AGM), 2.75%, 1/1/21	1,735	1,732,588
Industry, Sales Tax Revenue, (AGM), 3.00%, 1/1/22	715	714,607

4

Security	Principal Amount (000’s omitted)	Value
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/23	$1,080	$1,081,339
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/24	1,130	1,123,695

		$4,888,209

Total Taxable Municipal Securities — 5.0% (identified cost $8,841,144)		$8,978,928

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.1%
Dignity Health, 3.812%, 11/1/24	$2,000	$2,036,418

Total Corporate Bonds & Notes — 1.1% (identified cost $2,028,004)		$2,036,418

Total Investments — 105.1% (identified cost $177,634,516)		$191,044,814

Other Assets, Less Liabilities — (5.1)%		$(9,265,399)

Net Assets — 100.0%		$181,779,415

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 7.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,205,465.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $1,424,197 or 0.8% of the Fund’s net assets.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	60	Short	Mar-16	$(7,576,293)	$(7,554,375)	$21,918
U.S. Long Treasury Bond	17	Short	Mar-16	(2,610,796)	(2,613,750)	(2,954)

						$18,964

5

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $21,918 and $2,954, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$167,024,198

Gross unrealized appreciation	$14,462,281
Gross unrealized depreciation	(961,665)

Net unrealized appreciation	$13,500,616

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$180,029,468	$—	$180,029,468
Taxable Municipal Securities	—	8,978,928	—	8,978,928
Corporate Bonds & Notes	—	2,036,418	—	2,036,418
Total Investments	$—	$191,044,814	$—	$191,044,814
Futures Contracts	$21,918	$—	$—	$21,918
Total	$21,918	$191,044,814	$—	$191,066,732

Liability Description
Futures Contracts	$(2,954)	$—	$—	$(2,954)
Total	$(2,954)	$—	$—	$(2,954)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.5%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,512,400
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,905,614
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,286,591

		$12,704,605

Education — 15.2%
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	$1,550	$1,745,517
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,858,121
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,246,982
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,241,213
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,224,840
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,433,980
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,955,900

		$25,706,553

Escrowed/Prerefunded — 4.7%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$125	$138,396
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	1,105	1,222,262
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,576,500
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	915	987,148

		$7,924,306

General Obligations — 19.0%
Danvers, 5.25%, 7/1/36	$2,800	$3,312,568
Lexington, 4.00%, 2/1/22	1,315	1,512,789
Lexington, 4.00%, 2/1/23	1,095	1,271,886
Massachusetts, 5.00%, 12/1/31	5,000	5,910,250
Melrose, 4.00%, 8/1/25	1,295	1,524,163
Melrose, 4.00%, 8/1/26	1,785	2,080,257
Newton, 5.00%, 4/1/36	4,500	5,045,355
Plymouth, 5.00%, 5/1/26	710	824,914
Plymouth, 5.00%, 5/1/28	1,160	1,343,268
Plymouth, 5.00%, 5/1/31	1,090	1,258,797
Plymouth, 5.00%, 5/1/32	1,000	1,154,860
Wayland, 5.00%, 2/1/33	1,790	2,069,616
Wayland, 5.00%, 2/1/36	2,680	3,090,201
Wellesley, 4.00%, 6/1/24	690	811,495
Winchester, 5.00%, 4/15/36	775	900,473

		$32,110,892

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 13.6%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,230,603
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	3,000	3,569,310
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,192,673
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	3,500	3,991,645
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/28	3,000	3,611,040
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,295,390
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,220,213
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,385,912
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,813,333
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	818,782

		$23,128,901

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,220,988

		$2,220,988

Insured-Education — 8.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,433,750
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	5,460	7,131,907

		$13,565,657

Insured-Escrowed/Prerefunded — 3.2%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	$4,980	$5,316,897
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	20	21,353
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	125	134,965

		$5,473,215

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,579,266

		$1,579,266

Insured-Special Tax Revenue — 5.1%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,124,883
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,462,113

		$8,586,996

Insured-Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,045	$1,098,044
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,680	1,693,894

		$2,791,938

Insured-Transportation — 6.9%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,914,155
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,717,182

		$11,631,337

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.9%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,779,877
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,335,783
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,766,140

		$4,881,800

Senior Living/Life Care — 2.3%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$590,431
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	217	217,195
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	615	619,336
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,467,046

		$3,894,008

Special Tax Revenue — 6.0%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$300	$330,228
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,589,084
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,233,560
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,621,722
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,416,431

		$10,191,025

Transportation — 4.0%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,457,940
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,334,138

		$6,792,078

Water and Sewer — 1.0%
Boston Water and Sewer Commission, 5.00%, 11/1/29	$1,505	$1,704,984

		$1,704,984

Total Tax-Exempt Investments — 103.2% (identified cost $154,874,517)		$174,888,549

Other Assets, Less Liabilities — (3.2)%		$(5,416,407)

Net Assets — 100.0%		$169,472,142

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 24.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 10.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $5,524,565 or 3.3% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,491,907.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	100	Short	Mar-16	$(15,357,624)	$(15,375,000)	$(17,376)

						$(17,376)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $17,376.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,064,418

Gross unrealized appreciation	$20,462,235
Gross unrealized depreciation	(28,104)

Net unrealized appreciation	$20,434,131

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$174,888,549	$—	$174,888,549
Total Investments	$—	$174,888,549	$—	$174,888,549

Liability Description
Futures Contracts	$(17,376)	$—	$—	$(17,376)
Total	$(17,376)	$—	$—	$(17,376)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 108.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.8%
Connecticut, (State Revolving Fund), 5.00%, 3/1/28	$10,000	$12,322,100
Oklahoma Water Resources Board, 5.25%, 4/1/36	14,165	16,250,088
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	25,870	28,339,033

		$56,911,221

Cogeneration — 0.4%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$13,435,880

		$13,435,880

Education — 5.5%
Clemson University, SC, 4.00%, 5/1/38	$7,620	$8,159,420
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	49,517,363
New York Dormitory Authority, (State University), 5.00%, 7/1/27	4,750	5,784,598
New York Dormitory Authority, (State University), 5.00%, 7/1/28	2,500	3,033,875
North Carolina State University at Raleigh, 5.00%, 10/1/37	6,620	7,794,520
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,838,546
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	41,837,380
University of California, 5.25%, 5/15/36	7,080	8,506,832
University of California, 5.25%, 5/15/37	13,000	15,576,470
University of California, 5.25%, 5/15/38	7,700	9,143,288
University of Virginia, 5.00%, 8/1/21	10,650	12,764,451

		$173,956,743

Electric Utilities — 8.5%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,758,334
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/38(4)	1,350	1,604,313
Indiana Municipal Power Agency, 5.00%, 1/1/42(4)	8,000	9,225,920
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	8,000	8,281,040
Omaha Public Power District, NE, 5.00%, 2/1/31	10,000	12,083,400
Omaha Public Power District, NE, 5.00%, 2/1/39	12,155	14,138,088
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,675	7,795,666
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	7,040	8,095,437
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	45,192,327
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,407,400
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	27,222,300
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	33,247,500
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	10,000	12,171,500
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	30,994,852
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	35,640	39,329,096

		$270,547,173

Escrowed/Prerefunded — 0.7%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,920,632
Puerto Rico Electric Power Authority, Escrowed to Maturity, 0.00%, 7/1/17	1,450	1,381,502
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,172,840
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	15,735	17,309,916

		$22,784,890

Security	Principal Amount (000’s omitted)	Value
General Obligations — 16.7%
Alabama, 5.00%, 8/1/24(2)(3)	$22,260	$27,844,366
Brandon School District, MI, 5.00%, 5/1/33(4)	2,560	2,994,662
Brandon School District, MI, 5.00%, 5/1/35(4)	2,235	2,583,124
Brandon School District, MI, 5.00%, 5/1/36(4)	2,495	2,872,793
California, 5.00%, 10/1/24	9,755	12,181,849
California, 5.00%, 3/1/25	20,000	25,008,600
California, 5.00%, 3/1/26	20,000	24,835,800
Hawaii, 5.00%, 10/1/31	2,000	2,428,260
Honolulu City and County, HI, 5.00%, 10/1/31	8,265	10,034,784
Illinois, 5.00%, 5/1/26	24,650	26,966,360
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	2,620	3,016,380
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,700,800
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,350,391
Maryland, 5.00%, 8/1/23	17,150	21,256,911
Massachusetts, 5.00%, 7/1/35	10,000	11,962,200
Massachusetts, 5.00%, 7/1/36	21,160	25,214,256
Mississippi, 5.00%, 10/1/27	11,000	13,548,040
Newton, MA, 5.00%, 4/1/39	3,110	3,486,901
North Carolina, 5.00%, 6/1/22	10,000	12,164,900
Omaha, NE, 5.00%, 5/1/27	500	621,355
Omaha, NE, 5.00%, 5/1/33	530	636,742
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,045,600
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	45,971,787
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	64,538,264
Seward County Unified School District No. 480, KS, 5.00%, 9/1/33	10,000	11,309,600
Texas, (Texas Transportation Commission), 5.00%, 10/1/25(2)(3)	30,800	37,912,644
Virginia, 5.00%, 6/1/21	14,680	17,505,019
Virginia, 5.00%, 6/1/22	14,980	18,223,020
Washington, Series 2011B, 5.00%, 2/1/33	20,000	23,019,200
Washington, Series 2014D, 5.00%, 2/1/33	21,325	25,102,084
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	15,227,541
Wisconsin, 5.00%, 5/1/35	9,100	10,682,035

		$531,246,268

Health Care - Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$88	$90,233
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	94	94,183

		$184,416

Hospital — 9.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,590,397
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	41,831,027
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	20,328,314
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	29,249,863
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	16,227,986
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	30,000	36,219,600
Kansas Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), 5.00%, 11/15/32	9,975	11,297,087
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/45	7,000	7,946,190
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,840,997
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,701,672
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	12,112,836

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	$12,500	$14,008,750
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,847,640
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,913,952
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	25,140	28,555,269

		$289,671,580

Housing — 0.7%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$10,456,034
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	11,070	11,334,020

		$21,790,054

Industrial Development Revenue — 3.1%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,229,537
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	720	721,944
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,817,196
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,649,902
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	1,670	1,669,983
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	420	453,172
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	31,897,328
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	20,620	20,577,110

		$97,016,172

Insured-Education — 0.1%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,316,481
New Jersey Educational Facilities Authority, (Kean University), (AGM), 5.00%, 7/1/27	1,865	2,191,599

		$3,508,080

Insured-Electric Utilities — 0.4%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$481,056
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,315	1,305,584
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	8,280,355
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	830	794,493
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	156,793

		$11,018,281

Insured-General Obligations — 0.5%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$8,304,748
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	5,065,375
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,616,717

		$14,986,840

Insured-Hospital — 0.7%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$7,800	$8,003,814
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,759,440

		$21,763,254

Insured-Lease Revenue/Certificates of Participation — 0.0%(5)
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$770	$1,006,490
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	431,353

		$1,437,843

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 1.8%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$30,631,583
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	6,466,500
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,303,185
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,928,077

		$57,329,345

Insured-Special Tax Revenue — 2.8%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,287,570
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,016,813
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	480,422
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,000	951,830
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	13,368,836
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	38,096,770
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	18,106,080

		$89,308,321

Insured-Student Loan — 1.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$27,025	$28,396,789
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	15,975	16,107,113

		$44,503,902

Insured-Transportation — 5.1%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$11,887,650
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	20,227,601
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	5,046,764
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	20,798,984
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	58,145	74,063,357
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	3,410	3,805,765
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,000	972,410
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,558,383
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	590	584,542
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	22,583,748

		$161,529,204

Lease Revenue/Certificates of Participation — 2.5%
Mohave County Industrial Development Authority, AZ, (Mohave Prison LLC), 8.00%, 5/1/25(7)	$38,660	$42,820,589
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	32,925	38,041,216

		$80,861,805

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$8,305	$8,109,417

		$8,109,417

Other Revenue — 5.7%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$9,530	$10,809,593
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	14,295	16,268,282
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	62,255
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.913%, 8/1/19 (Put Date), 11/1/39(9)	8,300	8,231,940
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	4,438,677
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/33	10,000	11,750,400
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,965,600
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	15,302,600
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	14,820,803
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	26,135	32,198,843
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,363,495

Security	Principal Amount (000’s omitted)	Value
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	$4,845	$5,343,599
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	38,354,228

		$180,910,315

Senior Living/Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$100,020
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(8)	16,435	11,750,368

		$11,850,388

Special Tax Revenue — 9.4%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$350	$388,808
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	417,968
Louisiana, 5.00%, 6/15/31	5,950	7,022,666
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/40	15,000	17,653,800
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/45	10,000	11,705,700
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37	10,000	11,844,100
Metropolitan Pier and Exposition Authority, IL, (Liq: Morgan Stanley Bank), 0.60%, 6/15/50(6)(10)	30,000	30,000,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(11)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(11)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	420	419,957
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	331,536
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/25	6,770	8,447,064
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/32	19,610	23,558,081
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/34(2)	21,835	25,803,274
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/35(2)	12,895	15,181,525
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	10,000	11,729,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	14,250	16,871,715
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	10,285	12,093,823
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	25,000	29,680,000
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/32	13,210	15,741,036
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/33	12,995	15,416,878
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	5,385	3,050,656
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26(2)	20,940	25,950,523
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	515	510,818
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	375	338,299
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,610	1,126,920
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,836,500
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,591,368

		$298,712,215

Student Loan — 0.6%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$12,725	$14,077,795
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,498,331

		$19,576,126

Transportation — 25.3%
Central Texas Regional Mobility Authority, 5.00%, 1/1/40	$2,105	$2,347,517
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	3,250	3,627,195
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,422,600
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,750	7,591,455
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,779,988
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	18,580,688
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	8,500	9,484,045

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	$10,395	$12,262,878
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	21,700	25,426,324
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	13,346,129
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	10,170	11,834,931
Harris County, TX, Toll Road Revenue, 5.00%, 8/15/34	1,750	2,085,755
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,288,227
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,333,225
Illinois Toll Highway Authority, 5.00%, 1/1/31	750	866,363
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,876,300
Illinois Toll Highway Authority, 5.00%, 12/1/32(4)	17,715	20,947,810
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,446,683
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,060	14,630,465
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,269,973
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	31,883,986
Kansas Department of Transportation, 5.00%, 9/1/33	27,130	33,025,620
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	8,167,608
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	13,400	15,269,434
Metropolitan Transportation Authority, NY, 5.00%, 11/15/29	5,830	7,015,880
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	5,000	5,841,600
Metropolitan Transportation Authority, NY, 5.25%, 11/15/29	11,000	13,518,010
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	10,800	12,851,028
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,425	22,275,036
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,500	3,971,205
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	28,532,500
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.21%, 12/15/21 (Put Date), 6/15/34(9)	35,000	33,267,850
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	24,900	27,264,753
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,744,800
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	8,000	9,391,600
New Jersey Turnpike Authority, 5.00%, 1/1/45	30,245	34,321,421
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	8,835	10,164,314
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,800,600
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,214,005
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	13,010	14,801,607
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	12,125	13,923,380
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	25,000	29,461,750
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,923,700
Port Authority of New York and New Jersey, 5.00%, 10/15/41	16,600	19,366,722
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/33	10,535	12,310,358
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/36	17,325	19,367,791
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	31,267,936
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,607,940
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,347,815
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	7,500	8,390,025
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	43,473,614

		$804,212,439

Water and Sewer — 5.4%
Charlotte, NC, Water and Sewer Revenue, 5.00%, 7/1/26	$9,410	$11,846,249
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,923,025
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,360,171
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	61,645,620

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$8,095	$9,146,217
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,741,710
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	42,030	46,756,694
Shreveport, LA, Water and Sewer Revenue, 5.00%, 12/1/40	5,750	6,503,308

		$171,922,994

Total Tax-Exempt Municipal Securities — 108.9% (identified cost $3,208,744,563)		$3,459,085,166

Taxable Municipal Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$281	$273,991

		$273,991

General Obligations — 2.1%
Chicago, IL, 7.517%, 1/1/40(12)	$25,000	$26,325,000
Chicago, IL, 7.75%, 1/1/42	7,900	7,878,433
Massachusetts, 4.50%, 8/1/31(12)	18,725	20,094,546
Utah, 3.539%, 7/1/25(12)	11,200	11,847,808

		$66,145,787

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,497,828

		$36,497,828

Total Taxable Municipal Securities — 3.2% (identified cost $99,205,374)		$102,917,606

Corporate Bonds & Notes — 1.0%

Security	Principal Amount (000’s omitted)	Value
Education — 0.7%
Massachusetts Institute of Technology, 3.308%, 7/1/26	$20,000	$20,526,740

		$20,526,740

Hospital — 0.3%
Dignity Health, 3.812%, 11/1/24	$10,050	$10,233,000

		$10,233,000

Total Corporate Bonds & Notes — 1.0% (identified cost $30,050,000)		$30,759,740

Total Investments — 113.1% (identified cost $3,337,999,937)		$3,592,762,512

Other Assets, Less Liabilities — (13.1)%		$(416,458,517)

Net Assets — 100.0%		$3,176,303,995

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	19.5%
Texas	16.9%
California	14.4%
Others, representing less than 10% individually	62.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 3.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $105,969,456.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $56,452,616 or 1.8% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

(9)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2015.

(10)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2015.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	2,000	Short	Mar-16	$(307,152,490)	$(307,500,000)	$(347,510)

						$(347,510)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $347,510.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,865,710,951

Gross unrealized appreciation	$316,106,864
Gross unrealized depreciation	(30,075,303)

Net unrealized appreciation	$286,031,561

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,459,085,166	$—	$3,459,085,166
Taxable Municipal Securities	—	102,917,606	—	102,917,606
Corporate Bonds & Notes	—	30,759,740	—	30,759,740
Total Investments	$—	$3,592,762,512	$—	$3,592,762,512

Liability Description
Futures Contracts	$(347,510)	$—	$—	$(347,510)
Total	$(347,510)	$—	$—	$(347,510)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,691,066
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,183,888

		$15,874,954

Cogeneration — 0.8%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,315	$3,315,796

		$3,315,796

Education — 20.9%
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	$300	$360,141
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/28	250	296,078
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/30	250	293,248
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	668,208
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	573,477
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,950	2,207,907
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,333,796
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,003,923
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,818,200
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	5,000	5,497,850
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,311,700
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,824,250
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	667,464
New York Dormitory Authority, (New York University), 5.00%, 7/1/21	1,000	1,190,830
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	3,500	4,295,655
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34	1,250	1,429,288
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,547,880
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,280	2,699,588
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,282,006
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	293,043
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,632,525
New York Dormitory Authority, (State University), 5.00%, 7/1/20	7,060	8,169,761
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,220,100
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,255,920
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,042,284
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,706,517
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,077,992

		$83,699,631

Electric Utilities — 4.2%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$2,930	$3,413,098
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,025,850
New York Power Authority, 5.00%, 11/15/31	1,000	1,168,660
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,469,600

1

Security	Principal Amount (000’s omitted)	Value
Utility Debt Securitization Authority, 5.00%, 12/15/34	$1,465	$1,749,884
Utility Debt Securitization Authority, 5.00%, 12/15/41	1,695	1,975,048

		$16,802,140

Escrowed/Prerefunded — 1.9%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$3,830	$4,389,257
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	3,155	3,275,363

		$7,664,620

General Obligations — 3.3%
New York, 5.00%, 12/15/30	$5,000	$5,915,600
New York City, 5.30%, 4/1/27	250	280,660
New York City, 5.375%, 4/1/36	5,000	5,631,400
New York City, 6.25%, 10/15/28	170	194,019
Saratoga County, 4.75%, 7/15/37	1,000	1,079,010

		$13,100,689

Hospital — 9.1%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$285,078
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	284,455
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/32	200	227,232
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/33	150	170,300
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	426,325
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,867,440
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,555	1,558,405
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,985,345
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	2,500	2,905,400
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,705	5,452,295
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	1,475	1,663,623
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,551,109
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,086,596
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,754,207
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	696,140
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	4,165	4,878,506
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,690	2,991,172
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	460	548,049

		$36,331,677

Housing — 1.4%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,552,605
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,093,720

		$5,646,325

Industrial Development Revenue — 4.3%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,069,840
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	3,750	3,767,437
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,850	4,812,577
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(2)	2,580	2,607,658

		$17,257,512

2

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 2.6%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,032,728
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	2,250	2,400,907

		$10,433,635

Insured-Electric Utilities — 1.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	$4,250	$4,950,740

		$4,950,740

Insured-Escrowed/Prerefunded — 4.7%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$3,166,922
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,434,902
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	12,136,517

		$18,738,341

Insured-General Obligations — 2.5%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,096,625
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,006,585
Oyster Bay, (AGM), 4.00%, 8/1/28	4,435	4,825,413

		$9,928,623

Insured-Other Revenue — 2.7%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$6,453,611
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,568,349
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,620,361

		$10,642,321

Insured-Water and Sewer — 0.6%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,542,782

		$2,542,782

Lease Revenue/Certificates of Participation — 3.0%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,002,383

		$12,002,383

Other Revenue — 6.5%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$5,309,974
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,433,930
Build NYC Resource Corp., (YMCA of Greater New York), 4.00%, 8/1/36	775	791,965
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,873,647
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	3,125	3,724,062
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,108,290
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,199,610
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	3,500	3,626,420
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,807,800

		$25,875,698

Senior Living/Life Care — 2.1%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$4,839,120
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	767,139
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	321,851
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,638,787

		$8,566,897

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 12.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,638,569
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,789,751
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	3,000	3,471,900
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,747,650
New York Convention Center Development Corp., 5.00%, 11/15/45	2,180	2,509,834
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,500	1,739,400
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,000	3,563,010
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	6,165,060
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,500	3,013,875
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,467,285
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,163,750
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	6,132,200
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,133,111

		$50,535,395

Transportation — 10.7%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,697,637
Metropolitan Transportation Authority, 5.00%, 11/15/35	2,500	2,938,425
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,896,719
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,070,077
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,447,393
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,558,319
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,371,946
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,085,650
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	5,000	5,782,850
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	2,500	2,946,650
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/40	4,120	4,783,238
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,037,520

		$42,616,424

Water and Sewer — 2.2%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$367,134
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	355,259
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	197,124
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	312,162
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	301,556
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	291,856
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	281,748
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,754,895
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,130,580
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	3,450	3,837,987

		$8,830,301

Total Tax-Exempt Investments — 101.3% (identified cost $363,329,760)		$405,356,884

4

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(2)(4)(5)	400	$1,086,890

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,086,890

Total Investments — 101.6% (identified cost $364,609,760)		$406,443,774

Other Assets, Less Liabilities — (1.6)%		$(6,310,289)

Net Assets — 100.0%		$400,133,485

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 14.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 5.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $11,088,405 or 2.8% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,537,987.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Mar-16	$(19,657,759)	$(19,680,000)	$(22,241)

						$(22,241)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

5

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $22,241.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$342,949,208

Gross unrealized appreciation	$41,598,875
Gross unrealized depreciation	(254,309)

Net unrealized appreciation	$41,344,566

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$405,356,884	$—	$405,356,884
Miscellaneous	—	—	1,086,890	1,086,890
Total Investments	$—	$405,356,884	$1,086,890	$406,443,774

Liability Description
Futures Contracts	$(22,241)	$—	$—	$(22,241)
Total	$(22,241)	$—	$—	$(22,241)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2015 is not presented.

At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Ohio Municipal Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.3%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20(1)	$1,000	$1,171,540
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,985	4,365,328

		$5,536,868

Education — 7.7%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,840,150
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,269,840
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	455	510,697
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,303,040
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	638,176
Ohio State University, 5.00%, 12/1/29	1,060	1,358,549
Wright State University, 5.00%, 5/1/31	1,000	1,109,820

		$13,030,272

Electric Utilities — 0.7%
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 6/1/20 (Put Date), 12/1/33	$1,215	$1,236,639

		$1,236,639

Escrowed/Prerefunded — 3.3%
Cincinnati Water System Authority, Prerefunded to 12/1/16, 4.50%, 12/1/23	$2,000	$2,073,500
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	1,300	1,403,194
Highland Local School District, Prerefunded to 12/1/18, 5.50%, 12/1/36	1,000	1,129,180
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	59,938
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	750	860,257

		$5,526,069

General Obligations — 3.1%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,114,330
Lakewood City School District, 5.00%, 12/1/33	1,000	1,173,370
Lakewood City School District, 5.00%, 11/1/36	1,330	1,517,889
Miami Trace Local School District, 5.00%, 12/1/38(2)	750	870,030
Northwest Local School District, 5.00%, 12/1/40	500	568,480

		$5,244,099

Hospital — 13.0%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,737,483
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,777,000
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,052,040
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,374,720
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	790,833
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,267,962
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,121,590
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	481,855
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,275,475
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,598,496
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,718,055

1

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	$450	$509,927
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	232,830

		$21,938,266

Industrial Development Revenue — 1.8%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,387,045
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	650	651,755

		$3,038,800

Insured-Education — 4.7%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,407,355
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,605	2,692,789
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,880,009

		$7,980,153

Insured-Electric Utilities — 6.1%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$274,604
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,728,216
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,229,870
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,790,775
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,279,305
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	962,006

		$10,264,776

Insured-Escrowed/Prerefunded — 6.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,416,048
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,561,830
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), Prerefunded to 12/1/16, 5.00%, 12/1/30	165	171,818
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	858,300
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,265,630
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,779,045
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,279,485

		$11,332,156

Insured-General Obligations — 25.6%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,395,784
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(3)	7,500	9,677,625
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,633,145
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,489,200
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,697,908
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,490,730
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,379,550
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,379,842

		$43,143,784

Insured-Hospital — 1.9%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.423%, 2/1/29(4)(5)(6)	$2,575	$3,259,332

		$3,259,332

Insured-Transportation — 8.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,317,455
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,321,950
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,689,555
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	5,000	4,948,000

		$14,276,960

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 1.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$165,484
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,674,555

		$1,840,039

Other Revenue — 2.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,870,937
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,629,692

		$4,500,629

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$638,760
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,050,922

		$1,689,682

Special Tax Revenue — 5.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,159,790
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,148,800
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,179,430
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,408,780
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,209,940
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	674,544
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,102,404

		$8,883,688

Water and Sewer — 1.9%
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	$1,500	$1,846,650
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,451,320

		$3,297,970

Total Tax-Exempt Investments — 98.4% (identified cost $148,317,911)		$166,020,182

Other Assets, Less Liabilities — 1.6%		$2,684,209

Net Assets — 100.0%		$168,704,391

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 54.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 25.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $3,259,332 or 1.9% of the Fund’s net assets.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2015.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	85	Short	Mar-16	$(13,053,981)	$(13,068,750)	$(14,769)

						$(14,769)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $14,769.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,230,743

Gross unrealized appreciation	$17,858,829
Gross unrealized depreciation	(69,390)

Net unrealized appreciation	$17,789,439

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$166,020,182	$—	$166,020,182
Total Investments	$—	$166,020,182	$—	$166,020,182

Liability Description
Futures Contracts	$(14,769)	$—	$—	$(14,769)
Total	$(14,769)	$—	$—	$(14,769)

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The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016